As filed with the Securities and Exchange                      File No. 33-88334
Commission on August 1, 2000                                   File No. 811-8934

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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

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             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 11

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 11

                        Aetna Generation PORTFOLIOS, Inc.
                        ---------------------------------

             151 Farmington Avenue TS31, Hartford, Connecticut 06156
             -------------------------------------------------------
                                 (860) 275-3252

                            Michael Gioffre, Counsel
             10 State House Square, Hartford, Connecticut 06103-3602
             -------------------------------------------------------
                     (Name and Address of Agent for Service)

--------------------------------------------------------------------------------
It is proposed that this filing will become effective:




        X      immediately upon filing pursuant to paragraph (b)
      -----

                                  PARTS A AND B

The Prospectus and Statement of Additional Information are incorporated into Parts A and B, respectively, of this Post-Effective Amendment No. 11 by reference to the Fund's filing under Rule 497(j) under the Securities Act of 1933, as filed on May 1, 2000.

The Supplement to the Prospectus is incorporated into Part A of this Post-Effective Amendment No. 11 by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A (File No. 333-05173), as filed on August 1, 2000.

The Supplement to the Statement of Additional Information is incorporated into Part B of this Post-Effective Amendment No. 11 by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A (File No. 333-05173), as filed on August 1, 2000.

                                     PART C

                                OTHER INFORMATION
                                -----------------

Item 23. Exhibits
-----------------

         (a.1)    Articles of Incorporation(1)
         (a.2)    Articles Supplementary(2)
         (a.3)    Articles of Amendment(3)
         (b)      Amended Bylaws(2)
         (c)      Instruments Defining Rights of Holders(4)
         (d)      Investment Advisory Agreement between Aetna Generation
                  Portfolios, Inc. (Registrant), on behalf of Aetna Ascent VP,
                  Aetna Crossroads VP and Aetna Legacy VP and Aeltus Investment
                  Management, Inc. (Aeltus)(5)
         (e)      Form of Underwriting Agreement between the Registrant and
                  Aetna Investment Services, Inc.
         (f)      Directors' Deferred Compensation Plan(6)
         (g)      Custodian Agreement between the Registrant and Mellon Bank,
                  N.A.(1)
         (h.1)    Administrative Services Agreement between the Registrant, on behalf of Aetna Ascent VP, Aetna Crossroads VP and Aetna
                  Legacy VP and Aeltus(7)
         (h.2)    Amendment to Administrative Services Agreement between the
                  Registrant, on behalf of Aetna Ascent VP, Aetna Crossroads VP and Aetna Legacy VP and Aeltus(5)
         (h.3)    License Agreement(1)
         (i)      Opinion and Consent of Counsel
         (j)      Consent of Independent Auditors
         (k)      Not applicable
         (l)      Agreement Concerning Initial Capital(1)
         (m)      Not applicable
         (n)      Not applicable
         (o)      Not applicable
         (p.1)    Aeltus Code of Ethics(8)
         (p.2)    Aetna Mutual Funds Code of Ethics(8)
         (q.1)    Power of Attorney (November 6, 1998)(9)
         (q.2)    Authorization for Signatures(10)


1. Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 33-88334), as filed electronically with the Securities and Exchange Commission (SEC) on June 19, 1995.
2. Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A (File No. 33-88334), as filed electronically with the SEC on April 15, 1997.
3. Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A (File No. 33-88334), as filed electronically with the SEC on April 27, 1998.
4. Incorporated by reference Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A (File No. 33-88334), as filed electronically with the SEC on April 25, 1996.
5. Incorporated by reference Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A (File No. 33-88334), as filed electronically with the SEC on February 16, 2000.
6. Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A (File No. 33-88334), as filed electronically with the SEC on February 26, 1998.

7. Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A (File No. 33-88334), as filed electronically with the SEC on April 27, 1999.
8. Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A (File No. 333-05173), as filed electronically with the SEC on July 31, 2000.
9. Incorporated by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A (File No. 33-41694), as filed electronically with the SEC on December 17, 1998.
10. Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 333-05173), as filed electronically with the SEC on September 26, 1997.

Item 24. Persons Controlled by or Under Common Control
------------------------------------------------------

       Registrant is a Maryland corporation for which separate financial statements are filed. As of June 30, 2000, Aetna, and its affiliates, had the following interest in the portfolios of the Registrant, through direct ownership or through one of Aetna's separate accounts:

                                                         % Aetna
                                                         -------
               Aetna Ascent VP                            98.48%
               Aetna Crossroads VP                        98.87%
               Aetna Legacy VP                            98.96%

       Aetna is an indirect wholly owned subsidiary of Aetna Inc.

       A list of all persons directly or indirectly under common control with the Registrant and a list which indicates the principal business of each such company referenced in the diagram are incorporated herein by reference to Item 26 of the Registration Statement on Form N-4 (File No. 333-37448), as filed electronically with the SEC on May 19, 2000.

Item 25. Indemnification
------------------------

       Article 9, Section (d) of the Registrant's Articles of Incorporation, incorporated herein by reference to Exhibit (a.1) of this Post-Effective Amendment, provides for indemnification of directors and officers. In addition, the Registrant's officers and directors are currently covered under a directors and officers errors and omissions liability insurance policy issued by ICI Mutual Insurance Company, which expires October 1, 2002.

       Section XI.B of the Administrative Services Agreement incorporated herein by reference to Exhibit (h.1) of this Post-Effective Amendment, provides for indemnification of Aeltus, the Administrator.

       Reference is also made to Section 2-418 of the Corporations and Associations Article of the Annotated Code of Maryland which provides generally that (1) a corporation may (but is not required to) indemnify its directors for judgments, fines and expenses in proceedings in which the director is named a party solely by reason of being a director, provided the director has not acted in bad faith, dishonestly or unlawfully, and provided further that the director has not received any "improper personal benefit"; and (2) that a corporation must (unless otherwise provided in the corporation's charter or articles of incorporation) indemnify a director who is successful on the merits in defending a suit against him by reason of being a director for "reasonable expenses." The statutory provisions are not exclusive; i.e., a corporation may provide greater indemnification rights than those provided by statute.

Item 26.  Business and Other Connections of Investment Adviser
--------------------------------------------------------------

       The investment adviser, Aeltus, is registered as an investment adviser with the Securities and Exchange Commission. In addition to serving as the investment adviser and administrator for the Registrant, Aeltus acts as the investment adviser and administrator for Aetna Variable Fund, Aetna Income Shares, Aetna Variable Encore Fund, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Variable Portfolios, Inc., and Aetna Series Fund, Inc. (all management investment companies registered under the Investment Company Act of 1940 (the "1940 Act")). Aeltus also acts as the investment adviser to certain private accounts.

       The following table summarizes the business connections of the directors and principal officers of the investment adviser.

-------------------------------------------------------------------------------------------------------------------------
Name                           Positions and Offices            Other Principal Position(s) Held
----                           with Investment Adviser          Since Dec. 31, 1997/Addresses*
                               -----------------------          -----------------------------
-------------------------------------------------------------------------------------------------------------------------
John Y. Kim                    Director, President, Chief       Director, President and Chief Investment
                               Executive Officer, Chief         Officer (since May 2000) - Aetna; Director
                               Investment Officer               (February 1995 - March 1998) - Aetna;
                                                                Director, President, Chief Executive Officer,
                                                                Chief Investment Officer (since May 1996) -
                                                                Aeltus Trust Company; Senior Vice President
                                                                (September 1994 - May 2000) - Aetna.

J. Scott Fox                   Director, Managing Director,     Vice President (April 1997 - April 1998) - Aetna
                               Chief Operating Officer, Chief   Retirement Services, Inc.; Director and Senior Vice
                               Financial Officer                President (March 1997 - February 1998) - Aetna.

Thomas J. McInerney            Director                         Director (since February 1998) and President (since
                                                                August 1997) - Aetna Retirement Services, Inc.;
                                                                Director and President (September 1997 - May 2000) -
                                                                Aetna; Executive Vice President (since August 1997) -
                                                                Aetna Inc.

Catherine H. Smith             Director                         Director (since March 1999), Senior Vice President
                                                                (since April 1999), Chief Financial Officer (since
                                                                February 1998) - Aetna Retirement Services, Inc.;
                                                                Director, Senior Vice President and Chief Financial
                                                                Officer (since February 1998) - Aetna; Vice President,
                                                                Strategy, Finance and Administration, Financial
                                                                Relations (September 1996 - February 1998) - Aetna Inc.
Stephanie A. DeSisto           Vice President

Brian K. Kawakami              Vice President, Chief
                               Compliance Officer

Neil Kochen                    Managing Director, Chief
                               Investment Officer, Equity
                               Investments

Frank Litwin                   Managing Director, Retail
                               Marketing and Sales

-------------------------------------------------------------------------------------------------------------------------
Name                           Positions and Offices            Other Principal Position(s) Held
----                           with Investment Adviser          Since Dec. 31, 1997/Addresses*
                               ----------------------           ------------------------------

-------------------------------------------------------------------------------------------------------------------------

L. Charles Meythaler           Managing Director,
                               Institutional Marketing
                               and Sales

James Sweeney                  Managing Director,
                               Fixed Income
                               Investments


     * Except with respect to Mr. McInerney and Ms. Smith, the principal business address of each person named is 10 State House Square, Hartford, Connecticut 06103-3602. The address of Mr. McInerney and Ms. Smith is 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 27. Principal Underwriters
-------------------------------

     (a) In addition to serving as the principal underwriter for the Registrant, AISI also acts as the principal underwriter for Aetna Variable Fund, Aetna Income Shares, Aetna Variable Encore Fund, Aetna Balanced VP, Inc., Aetna GET Fund and Aetna Generation Portfolios, Inc. (all management investment companies registered under the 1940 Act).

     (b) The following are the directors and principal officers of the
         Underwriter:

         Name and Principal                    Positions and Offices with Principal          Positions and Offices
         Business Address*                                 Underwriter                          with Registrant
         -----------------                     ------------------------------------          ---------------------

         Maureen M. Gillis                     Director and President                        None
         Allan Baker                           Director and Senior Vice President            None
         Robert L. Francis                     Director and Senior Vice President            None
         Marie Augsberger                      Senior Vice President                         None
         Steven A. Haxton                      Senior Vice President                         None
         Gary  J. Hegedus                      Senior Vice President                         None
         Deborah Koltenuk                      Vice President, Treasurer and Chief           None
                                               Financial Officer
         Therese Squillacote                   Vice President and Chief                      None
                                               Compliance Officer
         John F. Todd                          Corporate Secretary and Counsel               None

* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.


(c)    Not applicable

Item 28. Location of Accounts and Records
-----------------------------------------

       As required by Section 31(a) of the 1940 Act and the rules thereunder, the Registrant and its investment adviser, Aeltus, maintain physical possession of each account, book or other document, at 151 Farmington Avenue, Hartford, Connecticut 06156 and 10 State House Square, Hartford, Connecticut 06103-3602, respectively.

Item 29.     Management Services
--------------------------------

       Not applicable.

Item 30.     Undertakings
-------------------------

       Not applicable.

                                   SIGNATURES
                                   ----------

Pursuant to the requirements of the Securities Act and the Investment Company Act, Aetna Generation Portfolios, Inc. certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford, and State of Connecticut, on the 1st day of August, 2000.


                                               AETNA GENERATION PORTFOLIOS, INC.
                                               ---------------------------------
                                                         (Registrant)

                                               By          J. Scott Fox*
                                                   -----------------------------
                                                           J. Scott Fox
                                                           President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature                               Title                                                      Date

J. Scott Fox*                           President and Director                            )
-------------------------------------   (Principal Executive Officer)                     )
J. Scott Fox                                                                              )
                                                                                          )
Albert E. DePrince, Jr.**               Director                                          )
-------------------------------------                                                     )
Albert E. DePrince, Jr.                                                                   )
                                                                                          )
                                                                                          )
Maria T. Fighetti*                      Director                                          )        August
-------------------------------------                                                     )        1, 2000
Maria T. Fighetti                                                                         )
                                                                                          )
David L. Grove*                         Director                                          )
-------------------------------------                                                     )
David L. Grove                                                                            )
                                                                                          )
John Y. Kim*                            Director                                          )
-------------------------------------                                                     )
John Y. Kim                                                                               )
                                                                                          )
Sidney Koch*                            Director                                          )
-------------------------------------                                                     )
Sidney Koch                                                                               )
                                                                                          )
Shaun P. Mathews*                       Director                                          )
-------------------------------------                                                     )
Shaun P. Mathews                                                                          )
                                                                                          )
Corine T. Norgaard*                     Director                                          )
-------------------------------------                                                     )
Corine T. Norgaard                                                                        )
                                                                                          )


Richard G. Scheide*                    Director                                           )
-------------------------------------
Richard G. Scheide                                                                        )
                                                                                          )
Stephanie A. DeSisto***                Treasurer and Chief Financial Officer              )
-------------------------------------                                                     )
Stephanie A. DeSisto                   (Principal Financial and Accounting Officer)       )


By:      /s/ Michael Gioffre
       ------------------------------------------------
         *Michael Gioffre
          Attorney-in-Fact


    *Executed pursuant to Power of Attorney dated November 6, 1998 and filed with the Securities and Exchange Commission on December 17, 1998.

                        Aetna Generation Portfolios, Inc.
                                  EXHIBIT INDEX


            Exhibit No.                                          Exhibit                                         Page


    99-(e)                       Form of Underwriting Agreement between the Registrant and Aetna
                                 Investment Services, Inc.
                                                                                                           ------------------

    99-(i)                       Opinion and Consent of Counsel
                                                                                                           ------------------

    99-(j)                       Consent of Independent Auditors

                                                                                                           ------------------